Oil and Gas Assets (Details Narrative) (USD $)	3 Months Ended		12 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended					0 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Apr. 30, 2012	Aug. 28, 2011	Jul. 31, 2010	Jul. 01, 2010	Jul. 31, 2012 Missouri [Member] Boe	Apr. 30, 2012 Missouri [Member]	Jul. 31, 2012 Kentucky [Member] Area	Apr. 30, 2012 Kentucky [Member]	Jul. 31, 2012 Montana [Member]	Apr. 30, 2012 Montana [Member]	Apr. 30, 2012 Montana [Member] Devils Basin Prospect [Member] Area	Apr. 30, 2012 Montana [Member] Teton Prospect [Member] Area	Apr. 17, 2012 Montana [Member] Teton Prospect [Member] Area	Apr. 30, 2012 Montana [Member] Parent Company [Member]	Apr. 02, 2012 Kansas [Member] Area	Jul. 31, 2012 Kansas [Member] Area	Apr. 30, 2012 Kansas [Member] Area	Jul. 31, 2012 Texas [Member]	Apr. 30, 2012 Texas [Member]	Jul. 31, 2012 Other Country [Member]	Apr. 30, 2012 Other Country [Member]
Proportionate interest in properties				20.00%													100.00%	100.00%
Percentage of total cost to date				133.00%
Percentage of working interest					10.00%	10.00%			37.50%							75.00%
Percentage of gross overriding royalty interest					2.75%	2.75%
Gross acres of oil and gas leases													1,175		2,807
Acres sold for cash considerations																	320		320
Proceeds from sale of land																	$ 7,100		$ 7,100
Impairment of oil and gas assets			(16,380,166)					(15,218,009)		(100,000)									(91,114)				(971,043)
Average price per barrel of oil equivalent							76.75
Operating expenses per barrel of oil equivalent							351.71
Depletion rate per barrel of oil equivalent							46.75
Percentage of additional working interest									37.50%
Unproved net mineral acres oil and gas leases									29,147
Net mineral acres oil and gas leases									(10,930)				(881)	1,137				385
Royalty per barrel of oil																	5
Royalty																	1,000,000
Acres of land expired																		65
Proceeds from sale of steam generators																						219,154
Cash proceeds from disposition assets	12,719
Asset retirement obligations	$ 375,430		$ 366,590																	$ 208,280